Consolidated Statements of Cash Flows ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Statements [Line Items]
Operating Profit for the year	₨ 2,256,791	$ 26,370	₨ 2,399,411	₨ 2,647,757
Adjustments for:
Depreciation and amortization & Impairment of goodwill	5,633,054	65,821	4,773,414	3,971,865
(Gain) / loss on sale of property, plant and equipment	(18,378)	(215)	419	(10,783)
Provision for doubtful receivables/ advances	194,814	2,276	265,000	371,890
Stock compensation expense	1,880	22	7,472	16,494
Unrealized (gain)/ loss on account of exchange differences	7,210	84	33,862	(61,978)
Amortization of leasehold prepayments	0	0	1,390	(1,515)
Cash flow from operating activities before working capital changes	8,075,371	94,358	7,480,968	6,933,730
Change in trade and other receivables	(527,841)	(6,168)	(481,267)	(400,481)
Change in inventories	(566,175)	(6,616)	(1,451,400)	465,280
Change in Contract Assets	2,473	29	26,045	(1,298)
Change in Contract Costs	26,230	306	(31,555)	178,528
Change in Contract Liabilities	975,308	11,396	840,918	706,485
Change in other assets	(1,444,511)	(16,878)	(1,477,571)	(789,470)
Change in trade and other payables	2,810,723	32,843	2,827,200	2,843,263
Change in Other Bank Deposits	(31,471)	(368)	(534,358)	(402,752)
Change in employee benefits	48,843	571	19,952	(57,047)
Cash generated from operations	9,368,950	109,473	7,218,932	9,476,238
Income taxes (paid)/ refund received	(721,875)	(8,435)	(1,284,867)	(1,362,951)
Net cash from / (used in) operating activities	8,647,075	101,038	5,934,065	8,113,287
Cash flows from / (used in) investing activities
Acquisition of property, plant and equipment	(11,093,921)	(129,630)	(11,121,455)	(11,616,131)
Acquisition of intangible assets				(417,466)
Proceeds from sale of property, plant and equipment	105,177	1,229	2,171	10,783
Investments in corporate debt securities & Equity	(9,974)	(117)	(153,640)	(546,886)
Investments in preference shares	(230,500)	(2,693)	0	0
Finance income received	127,561	1,491	71,031	(17,102)
Amount paid for acquisition of right of use assets	(1,222,255)	(14,282)	(1,255,635)	(1,178,320)
Net cash from / (used in) investing activities	(12,323,912)	(144,002)	(12,457,528)	(13,765,122)
Cash flows from / (used in) financing activities
Proceeds from issue of shares on exercise of options and issue of shares on right issue (including share premium)	2,532,019	29,586	41,791	8,079
Proceeds from / (repayment) of borrowings (net)	3,503,861	40,942	4,628,405	4,849,485
Payment of Dividend	(22,500)	(263)	0	0
Transaction costs related to rights issue of equity shares	(52,400)	(612)	0	0
Proceeds from issue of Non - Convertible Debentures	2,505,800	29,280	0	0
Proceeds from issue of Compulsorily convertible debentures	0	0	6,000,000	1,980,000
Repayment of lease liabilities	(278,774)	(3,257)	(377,195)	(265,236)
Finance expenses paid	(3,458,387)	(40,410)	(2,851,111)	(1,632,850)
Net cash from / (used in) financing activities	4,729,619	55,266	7,441,890	4,939,478
Net increase / (decrease) in cash and cash equivalents	1,052,782	12,302	918,427	(712,357)
Cash and cash equivalents on April 1	3,618,601	42,283	2,698,942	3,409,983
Effect of exchange fluctuations on cash held	(500)	(6)	1,232	1,316
Cash and cash equivalents on March 31	₨ 4,670,883	$ 54,579	₨ 3,618,601	₨ 2,698,942